Principal Activities and Reorganization - Summary of Principal Subsidaries, Consolidated VIE and Subsidiaries of VIE (Detail)	12 Months Ended
Dec. 31, 2022
Subsidiaries [Member] | Smart Choice Ventures Limited ("Smart Choice") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Jan. 14, 2015
Place of Incorporation/ Establishment	British Virgin Islands
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment holding
Subsidiaries [Member] | Hong Kong Smart Choice Ventures Limited ("HK Smart Choice") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Feb. 18, 2015
Place of Incorporation/ Establishment	Hong Kong
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment holding
Subsidiaries [Member] | Zhixuan International Management Consulting (Shenzhen) Co., Ltd. ("Shenzhen Zhixuan") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Jun. 09, 2015
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment andinvestment consultingservice
Subsidiaries [Member] | Huize Hong Kong Insurance Broker Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	May 05, 2021
Place of Incorporation/ Establishment	Hong Kong
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Insurance brokerage service
Subsidiaries [Member] | Shanghai Huiju Haoshi Information Technology Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Oct. 12, 2021
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	80.00%
Principal Activities	Internet informationconsulting service
Subsidiaries [Member] | Huize Yiyao (Chengdu) Internet Hospital Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Oct. 27, 2021
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Medical and healthconsulting service
Subsidiaries [Member] | Shenzhen Detong Insurance Agency Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Mar. 12, 2022
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Insurance agencyservice
Subsidiaries [Member] | Shenzhen Huize Business Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Jul. 05, 2022
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Business managementand catering service
Variable Interest Entity, Primary Beneficiary [Member] | Shenzhen Huiye Tianze Investment Holding Co., Ltd ("Huiye Tianze") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Oct. 30, 2014
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment andinvestment consulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Huize Insurance Brokerage Co., Ltd. (Huize Insurance Brokerage) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Oct. 14, 2011
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Insurance brokerage service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Huize Shidai Co., Ltd. ("Huize Shidai") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Apr. 28, 2012
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Technology developmentand internet informationconsulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Hefei Huize Internet Technology Co., Ltd. ("Hefei Huize") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Aug. 05, 2015
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Technology developmentand internet informationconsulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Zhixuan Wealth Investment Management Co., Ltd. ("Zhixuan Investment") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Apr. 20, 2016
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Management consulting,investment consultingand financial consulting
Variable Interest Entity, Not Primary Beneficiary [Member] | Huize (Chengdu) Internet Technology Co., Ltd. ("Chengdu Huize") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	May 11, 2018
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Technology development consulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Huibang Technology Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Aug. 13, 2020
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Technology development consulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Xiaoma Insurance Adjustment Co. Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Jul. 02, 2021
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Insurance claims adjustment service